Convertible Redeemable Preferred Shares - Preferred Shares Activity (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Preferred stock outstanding, beginning balance	$ 239,970
Issuance of convertible redeemable preferred shares, net of issuance costs	50,000
Accretion on convertible redeemable preferred shares to redemption value	193,466
Conversion of convertible redeemable preferred shares upon completion of the IPO	(483,436)
Preferred stock outstanding, ending balance	$ 0
Series A Preferred Stock
Increase (Decrease) in Temporary Equity [Roll Forward]
Preferred stock, shares outstanding, beginning balance (in shares) | shares	55,626,960
Preferred stock outstanding, beginning balance	$ 90,050
Accretion on convertible redeemable preferred shares to redemption value	$ 188,085
Conversion of convertible redeemable preferred shares upon completion of the IPO (in shares) | shares	(55,626,960)
Conversion of convertible redeemable preferred shares upon completion of the IPO	$ (278,135)
Preferred stock, shares outstanding, ending balance (in shares) | shares	0
Preferred stock outstanding, ending balance	$ 0
Series B Preferred Stock
Increase (Decrease) in Temporary Equity [Roll Forward]
Preferred stock, shares outstanding, beginning balance (in shares) | shares	50,783,698
Preferred stock outstanding, beginning balance	$ 30,046
Accretion on convertible redeemable preferred shares to redemption value	$ 45
Conversion of convertible redeemable preferred shares upon completion of the IPO (in shares) | shares	(50,783,698)
Conversion of convertible redeemable preferred shares upon completion of the IPO	$ (30,091)
Preferred stock, shares outstanding, ending balance (in shares) | shares	0
Preferred stock outstanding, ending balance	$ 0
Series B+ Preferred Stock
Increase (Decrease) in Temporary Equity [Roll Forward]
Preferred stock, shares outstanding, beginning balance (in shares) | shares	26,651,410
Preferred stock outstanding, beginning balance	$ 46,274
Accretion on convertible redeemable preferred shares to redemption value	$ 197
Conversion of convertible redeemable preferred shares upon completion of the IPO (in shares) | shares	(26,651,410)
Conversion of convertible redeemable preferred shares upon completion of the IPO	$ (46,471)
Preferred stock, shares outstanding, ending balance (in shares) | shares	0
Preferred stock outstanding, ending balance	$ 0
Series C Preferred Stock
Increase (Decrease) in Temporary Equity [Roll Forward]
Preferred stock, shares outstanding, beginning balance (in shares) | shares	34,793,413
Preferred stock outstanding, beginning balance	$ 73,600
Accretion on convertible redeemable preferred shares to redemption value	$ 3,006
Conversion of convertible redeemable preferred shares upon completion of the IPO (in shares) | shares	(34,793,413)
Conversion of convertible redeemable preferred shares upon completion of the IPO	$ (76,606)
Preferred stock, shares outstanding, ending balance (in shares) | shares	0
Preferred stock outstanding, ending balance	$ 0
Series C+ Preferred Stock
Increase (Decrease) in Temporary Equity [Roll Forward]
Preferred stock, shares outstanding, beginning balance (in shares) | shares	0
Preferred stock outstanding, beginning balance	$ 0
Issuance of convertible redeemable preferred shares, net of issuance costs (in shares) | shares	15,062,510
Issuance of convertible redeemable preferred shares, net of issuance costs	$ 50,000
Accretion on convertible redeemable preferred shares to redemption value	$ 2,133
Conversion of convertible redeemable preferred shares upon completion of the IPO (in shares) | shares	(15,062,510)
Conversion of convertible redeemable preferred shares upon completion of the IPO	$ (52,133)
Preferred stock, shares outstanding, ending balance (in shares) | shares	0
Preferred stock outstanding, ending balance	$ 0